COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Related parties	$ 1,464,811	$ 1,339,352	$ 1,141,213
General operating	5,543,746	3,965,135	3,342,952
Accrued interest on debt	1,896,674	1,328,939	793,470
Credit card balances	169,454	173,972	183,279
Accrued payroll and other expenses	320,481	296,590	207,108
Taxes and fees payable	642,640	641,012	633,357
Unfavorable lease liability	30,303	121,140	242,256
Total	$ 10,068,109	$ 7,866,140	$ 6,543,635